Intangible Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of licenses cost
Patents and Licenses, at cost	$ 972,000	$ 972,000
Less: Accumulated amortization	(480,793)	(429,110)
Total	$ 491,207	$ 542,890